Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Other Reserves [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Losses [Member]	Accumulated Losses [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Treasury Stock [Member]
Beginning Balance at Dec. 31, 2018	$ 247,574		$ 255,254	$ 321,627	$ (728)	$ 3,051	$ (305,600)		$ (26,030)
Beginning Balance, Shares at Dec. 31, 2018			69,235
Stock-based compensation expense	11,686			11,686
Foreign currency translation adjustment	(2,441)					(2,441)
Exercise of stock-based awards	564		$ 6,354	(5,790)
Exercise of stock-based awards, Shares			413,000
Net loss for the year	(20,910)						(20,910)
Treasury Stock, value	(42,237)								(42,237)
Ending Balance at Dec. 31, 2019	194,236		$ 261,608	327,523	(728)	610	(326,510)		(68,267)
Ending Balance, Shares at Dec. 31, 2019			69,648
Change in accounting standard ASC 326 at Dec. 31, 2019		$ (1,076)						$ (1,076)
Adjusted balance at Dec. 31, 2019	193,160		$ 261,608	327,523	(728)	610	(327,586)		(68,267)
Stock-based compensation expense	7,312			7,312
Foreign currency translation adjustment	(13,190)					(13,190)
Exercise of stock-based awards	370		$ 4,090	(3,720)
Exercise of stock-based awards, Shares			451,000
Net loss for the year	(142,587)						(142,587)
Warrants, net of issuance costs	56,339			56,339
Accretion of Series A non-convertible preferred shares	(2,831)			(2,831)
Accrual of cumulative dividends of Series A non-convertible preferred shares	(4,212)			(4,212)
Accrual of dividends of Series B convertible preferred shares	(553)			(553)
Accretion of redeemable non-controlling interest	(78)			(78)
Ending Balance at Dec. 31, 2020	93,730		$ 265,698	379,780	(728)	(12,580)	(470,173)		(68,267)
Ending Balance, Shares at Dec. 31, 2020			70,099
Stock-based compensation expense	12,338			12,338
Foreign currency translation adjustment	(5,485)					(5,485)
Exercise of stock-based awards	1,522		$ 14,234	(12,712)
Exercise of stock-based awards, Shares			1,147,000
Net loss for the year	(104,628)						(104,628)
Accretion of Series A non-convertible preferred shares	(10,600)			(10,600)
Accrual of cumulative dividends of Series A non-convertible preferred shares	(15,251)			(15,251)
Accrual of dividends of Series B convertible preferred shares	(2,000)			(2,000)
Accretion of redeemable non-controlling interest	(1,355)			(1,355)
Ending Balance at Dec. 31, 2021	$ (31,729)		$ 279,932	$ 350,200	$ (728)	$ (18,065)	$ (574,801)		$ (68,267)
Ending Balance, Shares at Dec. 31, 2021			71,246